Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	3.8450
Maximum Aggregate Offering Price	$ 1,922,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 265.50
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this Registration Statement covers, in addition to the number of common shares, no par value per share (the "Common Shares") of Sphere 3D Corp., a corporation amalgamated under the laws of the Province of Ontario (the "Company" or the "Registrant"), stated above, options and other rights to purchase or acquire the Common Shares covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Sphere 3D Corp. 2025 Performance Incentive Plan, as amended (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) and 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Shares on June 1, 2026 (which is within five business days prior to the date of this filing), as quoted on the Nasdaq Capital Market.